Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)		Non-redeemable Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Feb. 09, 2021
Balance (in Shares) at Feb. 09, 2021
Issuance of Class B ordinary shares to Sponsor	[1]		$ 1,001	23,999		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)	[1]		10,005,000
Net income (loss)					(44,607)	(44,607)
Balance at Dec. 31, 2021			$ 1,001	23,999	(44,607)	(19,607)
Balance (in Shares) at Dec. 31, 2021			10,005,000
Sale of private placement units in private placement		$ 115		11,529,885		11,530,000
Sale of private placement units in private placement (in Shares)		1,153,000
Fair value of warrants included in the Units sold in the Initial Public Offering				12,300,000		12,300,000
Offering costs associated with issuance of warrants as part of the Units in the Initial Public Offering				(829,867)		(829,867)
Forfeiture of Class B ordinary shares			$ (1)	1
Forfeiture of Class B ordinary shares (in Shares)			(5,000)
Accretion for Class A ordinary shares to redemption amount				(23,024,018)	(13,186,764)	(36,210,782)
Net income (loss)					(347,368)	(347,368)
Balance at Mar. 31, 2022		$ 115	$ 1,000		(13,578,739)	(13,577,624)
Balance (in Shares) at Mar. 31, 2022		1,153,000	10,000,000
Balance at Dec. 31, 2021			$ 1,001	23,999	(44,607)	(19,607)
Balance (in Shares) at Dec. 31, 2021			10,005,000
Net income (loss)						(459,961)
Balance at Jun. 30, 2022		$ 115	$ 1,000		(13,998,182)	(13,997,067)
Balance (in Shares) at Jun. 30, 2022		1,153,000	10,000,000
Balance at Dec. 31, 2021			$ 1,001	23,999	(44,607)	(19,607)
Balance (in Shares) at Dec. 31, 2021			10,005,000
Sale of private placement units in private placement		$ 115		11,529,885		11,530,000
Sale of private placement units in private placement (in Shares)		1,153,000
Fair value of warrants included in the Units sold in the Initial Public Offering				12,300,000		12,300,000
Offering costs associated with issuance of warrants as part of the Units in the Initial Public Offering				(829,867)		(829,867)
Forfeiture of Class B ordinary shares			$ (1)	1
Forfeiture of Class B ordinary shares (in Shares)			(5,000)
Accretion for Class A ordinary shares to redemption amount				(23,024,018)	(13,186,764)	(36,210,782)
Increase in redemption value of Class A ordinary shares subject to possible redemption					(4,061,515)	(4,061,515)
Net income (loss)					698,292	698,292
Balance at Dec. 31, 2022		$ 115	$ 1,000		(16,594,594)	(16,593,479)
Balance (in Shares) at Dec. 31, 2022		1,153,000	10,000,000
Balance at Mar. 31, 2022		$ 115	$ 1,000		(13,578,739)	(13,577,624)
Balance (in Shares) at Mar. 31, 2022		1,153,000	10,000,000
Accretion for Class A ordinary shares to redemption amount					(306,850)	(306,850)
Net income (loss)					(112,593)	(112,593)
Balance at Jun. 30, 2022		$ 115	$ 1,000		(13,998,182)	(13,997,067)
Balance (in Shares) at Jun. 30, 2022		1,153,000	10,000,000
Balance at Dec. 31, 2022		$ 115	$ 1,000		(16,594,594)	(16,593,479)
Balance (in Shares) at Dec. 31, 2022		1,153,000	10,000,000
Accretion for Class A ordinary shares to redemption amount					(179,181)	(179,181)
Net income (loss)					2,775,197	2,775,197
Balance at Mar. 31, 2023		$ 115	$ 1,000		(13,998,578)	(13,997,463)
Balance (in Shares) at Mar. 31, 2023		1,153,000	10,000,000
Balance at Dec. 31, 2022		$ 115	$ 1,000		(16,594,594)	(16,593,479)
Balance (in Shares) at Dec. 31, 2022		1,153,000	10,000,000
Net income (loss)						992,770
Balance at Jun. 30, 2023		$ 115	$ 1,000		(16,267,696)	(16,266,581)
Balance (in Shares) at Jun. 30, 2023		1,153,000	10,000,000
Balance at Mar. 31, 2023		$ 115	$ 1,000		(13,998,578)	(13,997,463)
Balance (in Shares) at Mar. 31, 2023		1,153,000	10,000,000
Accretion for Class A ordinary shares to redemption amount					(486,691)	(486,691)
Net income (loss)					(1,782,427)	(1,782,427)
Balance at Jun. 30, 2023		$ 115	$ 1,000		$ (16,267,696)	$ (16,266,581)
Balance (in Shares) at Jun. 30, 2023		1,153,000	10,000,000

[1]	This number includes up to 1,305,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On January 14, 2022, the underwriter partially exercised the over-allotment option to purchase additional 3,900,000 Units; thus, 5,000 Class B ordinary shares were subsequently forfeited when the over-allotment option expired on February 25, 2022. Shares and associated amounts have been retroactively restated to reflect the share capitalization of 421,667 Class B ordinary shares outstanding (Note 6).